SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) (Parenthetical) - $ / shares	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Accounting Policies [Abstract]
Exercise price	$ 6.00	$ 6.00	$ 6.00